Equity Transactions (Details Narrative) - $ / shares		3 Months Ended	12 Months Ended
	Jul. 17, 2020	Mar. 31, 2021	Dec. 31, 2020	Feb. 01, 2021	Dec. 31, 2019
Common stock, shares authorized		500,000,000	500,000,000		500,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share issued		215,475,502	194,971,866		626,989
Number of shares issued			35,109,231
VitaNova Partners, LLC. [Member]
Number of shares issued	55,612,837		55,612,837
Founders, Officers and Board Members [Member]
Number of shares issued			91,127,145
Consultants [Member]
Number of shares issued			12,495,700
Outside Investors [Member]
Number of shares issued		20,503,600
Outside Investor [Member]
Number of shares issued		36	35,109,231